SHARE CAPITAL AND TREASURY STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
SUMMARY OF MOVEMENTS IN ORDINARY STOCK

A summary of movements in the Company’s ordinary stock is as follows:

	Note	Number of issued and fully paid shares	Par value of shares	Additional paid-in capital
			HK$’000	HK$’000
As of January 1, 2021		482,290,000	4,823	355,685
Issue of ordinary shares upon conversion of convertible notes	1)	26,826,921	268	17,169
Issuance of warrants subscription rights associated with convertible notes		-	-	12,490
Beneficial conversion feature associated with convertible notes		-	-	40,935
Fair value of subscription rights from trouble debt Restructuring		-	-	2,166
Equity-settled share-based transactions	2)	-	-	7,687
As of January 1, 2022		509,116,921	5,091	436,132
Issue of ordinary shares upon conversion of convertible notes	1)	50,553,843	506	32,355
Issue of ordinary shares from public offering	3)	108,000,000	1,080	84,833
Issue of ordinary shares upon exercise of share options	2)	15,822,308	158	10,126
Issuance of warrants subscription rights associated with convertible notes		-	-	17,405
Beneficial conversion feature associated with convertible notes		-	-	36,148
As of December 31, 2022		683,493,072	6,835	616,999

Note:

1)	Issue of ordinary shares upon conversion of convertible notes

On March 5, 2021, the Company allotted and issued a total of 5,961,538 conversion shares to convertible notes holders. On November 10,2021, the Company allotted and issued a total of 20,865,383 conversion shares to the convertible note holders.

On February 15, 2022, March 31, 2022, September 30, 2022, October 26, 2022 and December 30, 2022, the Company allotted and issued total of 2,384,615, 17,884,614, 119,230, 357,692 and 29,807,692 conversion shares, respectively, to convertible notes holders.

2)	Share options

On January 28, 2021, the Board of Directors of the Company approved 25,500,000 share options to be granted and 25,500,000 share options were granted, accepted and vested to certain directors and employees under the Share Option Scheme. The exercise price of the options is HK$0.65. These share options granted were vested on January 28, 2021 with an exercise period from January 28, 2021 to January 27, 2026. The fair value at grant date is estimated using a binomial pricing model, taking into account the terms and conditions upon which the options were granted. The fair value in excess of the par value of these shares of approximately HK$7,687,000 was credited to additional paid in capital. The fair value at grant date is estimated using market price of shares at grant date which shares were granted.

On May 10, 2022, May 11, 2022, June 6, 2022 and November 30, 2022, the directors exercised their share options under the Company’s share option scheme, the Company allotted and issued 4,000,000, 5,961,538, 2,038,462 and 3,882,308 shares, respectively.

3)	Issue of ordinary shares from public offering

On August 17, 2022, the Company began its American Depositary Shares (ADSs) trading on the NYSE American Exchange under the ticker symbol “GRFX”. On August 19, 2022, the Company closed its upsized public offering of 4,695,653 American Depositary Shares (ADSs), each ADS representing 20 ordinary shares, 93,913,060 shares and representing par value HK$0.01 per share, of the Company, at a public offering price of $2.50 per ADS, for aggregate gross proceeds of approximately $11.7 million before deducting underwriting discounts, commissions, and other offering expenses. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 704,347 ADSs at the public offering price per ADS, less the underwriting discounts and commissions, to cover over-allotments. On August 26, 2022, the underwriter exercised the over-allotment option and the Company issued 704,347 ADSs, representing 14,086,940 shares to the underwriter.

The gross proceeds and the net proceeds (after deducting offering expenses of HK$19,387,000 raised from the offering) are approximately HK$105,300,000 and approximately HK$85,913,000 million, respectively.

SUMMARY OF MOVEMENTS IN TREASURY STOCK

A summary of movements in the Company’s treasury stock is as follows:

	Number of issued and fully paid shares	Par value of shares	Additional paid-in premium account
		HK$’000	HK$’000
As of January 1, 2020, December 31, 2020 and January 1, 2021	(9,881,275)	(99)	(13,042)
Equity-settled share-based transactions	9,931,275	99	5,760
As of January 1, 2022 and as of December 31, 2022	50,000	-	(7,282)

SUMMARY OF MOVEMENTS IN PREFERENCE SHARES

A summary of movements in the Company’s preference shares is as follows:

	Number of issued and fully paid preference shares	Par value of shares	Additional paid-in premium account
		HK$’000	HK$’000
As of January 1, 2021 and 2022
Issue of preference shares upon conversion of promissory note	323,657,534	3,236	181,249
As of December 31, 2022	323,657,534	3,236	181,249

SCHEDULE OF WARRANTS

	Number of securities to be issued upon exercise of outstanding warrants	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life in Years
		HK$’000	HK$’000
As of January 1, 2021	-	-	-
New warrants issued (note (a))	48,228,846	0.65	3.3 year
As of December 31, 2021 and January 1, 2022	48,228,846
New warrants issued (note (b))	41,194,230	0.65	4.0 year
As of December 31, 2022	89,423,076

(a)	Pursuant to the Subscription Agreement entered into between the Group and Lexinter International Inc. (“Lexinter”) on January 19, 2021, the Company shall issue the Convertible Notes and Warrants in tranches up to the aggregate principal amount not exceeding the total Commitment of US$15,000,000 (equivalent to HK$116,250,000) but not less than the Minimum Commitment of US$5,000,000 (equivalent to HK$38,750,000) which are secured by the Share Charge. On September 10, 2021, the Initial Warrant is issued by the Company to the Subscriber at the Warrant Purchase Price of US$1.00, which entitles the Warrantholder to exercise the Warrant Subscription Right of up to an Initial Warrant Amount of US$4,045,000 worth of Warrant Shares equivalent to 48,228,846 Warrant Shares at the initial Warrant Exercise Price of HK$0.65 per Warrant Share.

(b)	On January 10, 2022, the Initial Warrant is issued by the Company to the Subscriber at the Warrant Purchase Price of US$1.00, which entitles the Warrantholder to exercise the Warrant Subscription Right of up to an Initial Warrant Amount of US$3,455,000 worth of Warrant Shares equivalent to 41,194,230 Warrant Shares at the initial Warrant Exercise Price of HK$0.65 per Warrant Share.

SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS

The estimated fair value of warrants is determined using Binomial Option Pricing Model with the following weighted-average assumptions for the year ended December 31, 2021 and 2022

	2021		2022
Volatility (%)		73.33%		56.17%
Risk-free interest rate (%)		0.63%		1.49%
Warrant Value per share	HK$	0.323	HK$	0.626

SCHEDULE OF FAIR VALUE OF OPTIONS ESTIMATED USING VALUATION ASSUMPTIONS

The fair value of options granted during the year ended December 31, 2021 was estimated on the date of grant using the following assumptions:

	Directors	Employee
Dividend yield (%)	—	—
Expected volatility (%)	73.28%	73.28%
Risk-free interest rate (%)	0.73%	0.73%
Exercise multiple	2.8	2.2
Fair value of the share options (HK$ per share)	0.30	0.28

SCHEDULE OF SHARE OPTIONS

	Exercise period	Number of options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years
As of January 1, 2021		-
New share options granted under the scheme (note(a))	January 28, 2021 to January 27, 2026	25,500,000
Exercised		-
Forfeited/expired/cancelled		-
As of December 31, 2021 and January 1, 2022		25,500,000
Exercised		(15,822,308)
Forfeited/expired/cancelled		-
As of December 31, 2022		9,677,692	HK$	0.65	3.08

Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF ISSUED AND FULLY PAID STOCK
	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000

Issued and fully paid ordinary stock	5,091	6,835	876

Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF ISSUED AND FULLY PAID STOCK
	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000

Issued and fully paid preference shares	-	3,236	415